Share-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,544	$ 331
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			$ 1,343	$ 721
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,988	235
Selling, general and administrative | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			900	568
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 556	$ 96
Research and development | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			$ 443	$ 153